Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of this Report, the date the financial statements were available to be issued, noting the following items that would impact the accounting for events or transactions in the current period or require additional disclosure.

On December 1, 2020, the Company entered into an employment agreement with its Chief Executive Officer for a three-year term, for an annual compensation of $150,000. In addition, the Company issued 1,000,000 shares of its common stock as an inducement (sign on bonus) to enter into the employment agreement.

On December 9, 2020, the Company sold 30,000 shares of its common stock to an investor at purchase of $0.50 per share, and received a cash consideration of $15,000.

On December 21, 2020, the Company sold 10,000 shares of its common stock to an investor at a purchase price of $0.50 per share, and received a cash consideration of $5,000.

On December 23, 2020, the Company sold 10,000 shares of its common stock to an investor at a purchase price of $1.00 per share, and received a cash consideration of $10,000.

On December 23, 2020, the Company sold 100,000 shares of its common stock to an investor at a purchase price of $1.00 per share, and received a cash consideration of $100,000.

On December 23, 2020, the Company sold 300,000 shares of its common stock to an investor at a purchase price of $1.00 per share, and received a cash consideration of $300,000.

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through November 4, 2020, the date the financial statements were available to be issued, noting the following items would impact the accounting for events or transactions in the current period or require additional disclosure.

On April 25, 2020, an investor executed a stock subscription agreement to purchase 60,000 shares of common stock of the Company at $0.50 per share. The investor paid $30,000 to the Company on April 25, 2020. The Company has issued 60,000 shares of common stock to the investor on April 28, 2020.

On June 30, 2020, the Company effected a reverse stock split (the “Reverse Split”) of its issued and outstanding common stock (the “Equity Instrument”). As a result of the Reverse Split, each (100) units of Equity Instrument issued and outstanding prior to the Reverse Split were converted into one (1) unit of Equity Instrument. The Reverse Split did not change the number of authorized shares or the par value of its common stock or preferred stock.

On September 1, 2020, an investor executed a stock subscription agreement to purchase 400,000 shares of common stock of the Company at $0.50 per share. The investor paid $200,000 to the Company on September 1, 2020. The Company has issued 100,000 shares of common stock to the investor on September 9, 2020, and the remaining 300,000 shares of common stock on September 15, 2020.

On September 30, 2020, the Chief Executive Officer of the Company converted 8,000 shares of issued and outstanding preferred stock of the Company into 8,000,000 shares of common stock pursuant to the conversion terms of its Certificate of Designation filed with the Secretary of State of Nevada.